TAXES ON INCOME - Significant components of the Company's deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TAXES ON INCOME
Operating loss carryforward	$ 231,867	$ 201,260
Net deferred tax asset before valuation allowance	64,220	56,239
Valuation allowance	$ (64,220)	$ (56,239)